Fair value of assets and liabilities	12 Months Ended
Dec. 31, 2025
Fair value of assets and liabilities
Fair value of assets and liabilities

3. Fair value of assets and liabilities

Financial Instruments Recorded at Fair Value on a Recurring Basis

The following tables present the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis:

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2024	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Financial guarantee derivative	—	—	1,038,258	1,038,258
Financial investments	—	—	266,684,257	266,684,257
Total assets	—	—	267,722,515	267,722,515

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2025	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Financial investments	—	914,493,536	125,988,946	1,040,482,482
Liabilities
Financial guarantee derivative	—	—	15,425,681	15,425,681

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2025	(US$)	(US$)	(US$)	(US$)
Assets
Financial investments	—	130,770,835	18,016,179	148,787,014
Liabilities
Financial guarantee derivative	—	—	2,205,843	2,205,843
(1)	There were no transfers between Level 1 and Level 3 of financial assets and liabilities measured at fair value.

Financial guarantee derivative

The following tables summarize the notional amount and total fair value of financial guarantee derivatives as of December 31, 2024 and 2025. The maturity profile of the derivatives is generally within one year. While the notional amounts disclosed below give an indication of the volume of the Group’s derivatives activity, the notional amounts significantly exceed, in the Group’s view, the possible losses that could arise from such transactions. The notional amount is simply a reference amount used to calculate payments. The maximum payout is subject to pre - agreed cap.

	Notional Amount	Maximum Potential Payout	Fair Value
December 31, 2024	RMB	RMB	RMB
Financial guarantee derivative assets	130,290,057	21,975,258	1,038,258
Financial guarantee derivative liabilities	—	—	—

	Notional Amount	Maximum Potential Payout	Fair Value
December 31, 2025	RMB	RMB	RMB
Financial guarantee derivative assets	—	—	—
Financial guarantee derivative liabilities	245,983,263	133,219,259	15,425,681

	Notional Amount	Maximum Potential Payout	Fair Value
December 31, 2025	US$	US$	US$
Financial guarantee derivative assets	—	—	—
Financial guarantee derivative liabilities	35,175,139	19,050,101	2,205,843

The following table summarizes the activities related to fair value of the financial guarantee derivatives for the years ended December 31, 2023, 2024 and 2025, respectively.

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Opening balance of financial guarantee derivative assets (liabilities)	(107,890,394)	—	1,038,258	148,469
Change in fair value of financial guarantee derivative	24,966,242	1,038,258	(3,367,074)	(481,485)
Cash received	(10,965,160)	—	(46,801,092)	(6,692,467)
Net cash payout	93,889,312	—	33,704,227	4,819,640
Ending balance of financial guarantee derivative assets (liabilities)	—	1,038,258	(15,425,681)	(2,205,843)

Financial investments

Financial investments measured at fair value consist of the investments in VC funds, which are open-ended funds with most underlying investments measured at fair value, and various other financial instruments, including U.S. Treasury securities, wealth management products with no fixed term and fund-linked notes, whose fair value are provided by custodian banks and financial institutions. The Group used the statements directly obtained from third – parties without adjustment with assessed fair value of the financial investments. Due to the use of significant unobservable inputs, these investments are categorized in the level 3 valuation hierarchy.

Financial Instruments Not Recorded at Fair Value

The Group’s financial instruments not recorded at fair value including cash and cash equivalents, accounts receivable and contract assets, financial investments at amortization cost, payable to investors and institutional funding partners at amortized cost, other payable and short-term borrowings. The carrying values of these financial assets and liabilities approximate their fair value reported in the consolidated balance sheets due to the short-term nature.